ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets, Net
Acquired intangible assets, net, consist of the following:

	As of December 31,
	2011				2012
	Gross			Net	Gross			Net
	carrying	Accumulated		carrying	carrying	Accumulated		carrying
	amount	amortization	Impairment(1)	amount	amount	amortization	Impairment(1)	amount

TV program license	$6,129	$(1,601)	$-	$4,528	$6,192	$(1,850)	$(4,342)	$-
Audio-vision programming and broadcasting qualification	221	(30)	-	191	223	(38)	(185)	-
Intangible assets arising from business combinations:
- Customer relationships	1,494	(1,249)	-	245	1,509	(1,447)	(62)	-
- Contract backlog	1,957	(1,835)	-	122	1,977	(1,946)	(31)	-
- Concession agreements	16,869	(7,533)	(676)	8,660	16,138	(9,508)	(5,109)	1,521
- Non-compete agreements	187	(145)	-	42	189	(179)	(10)	-

	$26,857	$(12,393)	$(676)	$13,788	$26,228	$(14,968)	$(9,739)	$1,521

(1)

The Group incurred impairment losses of $1,000, $656 and $9,583 on finite-lived intangible assets the years ended December 31, 2010, 2011 and 2012, respectively. As the actual and expected sales and profits were below previously forecasted figures for fire station, air travel and outdoor advertising media, the carrying amounts of the finite-lived intangible assets exceeded the estimated future discounted cash flows associated with such assets. Accordingly, the amount of impairment expense recognized is equal to this excess.